Information by Segment - Summary of Geographic Disclosure (Parenthetical) (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of geographical areas [line items]
Total revenues	$ 460,456	$ 23,445		$ 399,507	$ 311,589
Total Non Current Assets	407,353			427,672	322,609
Mexico [member]
Disclosure of geographical areas [line items]
Total revenues	288,783			254,643	218,809
Total Non Current Assets	170,547			168,976
Brazil [member]
Disclosure of geographical areas [line items]
Total revenues	64,345			48,924	39,749
Total Non Current Assets	89,137			97,127
Colombia [member]
Disclosure of geographical areas [line items]
Total revenues	17,545			17,027	14,283
Total Non Current Assets	18,396			18,835
Argentina [member]
Disclosure of geographical areas [line items]
Total revenues	13,938			12,340	$ 14,004
Total Non Current Assets	3,052			3,159
Chile [member]
Disclosure of geographical areas [line items]
Total revenues	40,660			36,631
Total Non Current Assets	$ 19,590			$ 19,367

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3